RELATED PARTY DISCLOSURES - Key Management Compensation (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
RELATED PARTY DISCLOSURES
Salaries and management consulting fees	$ 1,362,000	$ 472,540
Director fees	57,400	30,000
Stock-based compensation	3,111,156	1,320,919
Total	4,528,333	1,823,459
Amount owed to related parties	$ 91,616	$ 55,156